Consolidated statement of comprehensive income or loss - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Consolidated statement of comprehensive income or loss
Loss for the year		€ (62,547)	€ (46,267)
Items that may be reclassified to profit or loss
Foreign currency translation differences		21	(10)
Items that will not be reclassified to profit or loss
Remeasurement of post-employment benefit obligations		(8)	(73)
Other comprehensive income or loss for the year, net of tax		13	(83)
Total comprehensive income or loss for the year	[1]	€ (62,534)	€ (46,350)

[1]	The loss and total comprehensive loss for the year are fully attributable to the owners of the parent